CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 56,547	$ 50,344	$ 39,500
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	20,083	21,068	20,134
Loss in respect of trading marketable securities and other investments	107	89	3,860
Increase in liability for employee rights upon retirement	3,199	2,507	1,243
Share in losses of affiliated companies, net	123	706	585
Deferred income taxes	(383)	(3,125)	(737)
Capital loss (gain) on sale of property and equipment, net	128	89	(224)
Increase in accounts receivable	(5,227)	(26)	(5,104)
Increase in other current and non-current assets	(6,498)	(3,169)	(11,055)
Decrease (Increase) in inventories	3,366	1,102	(5,835)
Increase (decrease) in accounts payable	176	(1,863)	1,419
Increase (decrease) in deferred revenues	(804)	5,703	2,169
Increase (decrease) in other current and non-current liabilities	3,450	3,793	(837)
Net cash provided by operating activities	74,267	77,218	45,118
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(3,353)	(2,384)	(868)
Capital expenditures	(13,632)	(14,243)	(26,505)
Return from (investment in) affiliated company	78	(323)	(939)
Investment in marketable securities	0	0	(103)
Repayment of (investments in) long - term deposit	(122)	(100)	147
Return from (investments in) other companies, net	630	(477)	(137)
Proceeds from sale of property and equipment	459	199	1,051
Sale of marketable securities	0	99	0
Net cash used in investment activities	(15,940)	(17,229)	(27,354)
Cash flows from financing activities
Repayment of long-term loan	0	(11,732)	(16,450)
Short term credit from banking institutions	(433)	299	0
Acquisition of company shares	0	(6,613)	(8,445)
Dividend paid	(28,050)	(11,561)	(11,465)
Dividend paid to non-controlling interests	(3,286)	(3,327)	0
Net cash used in financing activities	(31,769)	(32,934)	(36,360)
Effect of exchange rate changes on cash and cash equivalents	(2,635)	(1,471)	(3,860)
Net change in cash and cash equivalents	23,923	25,584	(22,456)
Balance of cash and cash equivalents at beginning of year	53,434	27,850	50,306
Balance of cash and cash equivalents at end of year	77,357	53,434	27,850
Supplementary disclosure of cash flow information
Interest paid	24	358	713
Income taxes paid, net of refunds	$ 14,790	$ 10,926	$ 11,094